24. Shareholders' equity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Shareholders' equity
Capital reserves	R$ 397,183	R$ 410,650
Goodwill special reserve	353,604	380,560
Call options for shares	R$ 43,579	R$ 30,090